Subsequent Events (Details)	Oct. 05, 2015 USD ($) Investors	Apr. 13, 2015 shares	Feb. 26, 2015 shares	Feb. 23, 2015 shares
Subsequent Event (Textual)
Stock Issued During Period, Shares, Acquisitions			49,714,654
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event (Textual)
Stock Issued During Period, Shares, Acquisitions				1,220,165
Share exchange percentage				100.00%
Restricted shares				52,000,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event (Textual)
Debt conversion, description			0.056 to $0.075 per share
Stock Issued During Period, Shares, Acquisitions			1,166,540
Sale of stock, percentage of ownership after transaction			95.60%
Converted Share Exchange Ratio			42.617187019
Purchase aggregate of warrants issued			5,650,000
Shares cancelled		40,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event (Textual)
Auction market preferred securities, stock series, shares authorized		2,666,668
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event (Textual)
Auction market preferred securities, stock series, shares authorized		1,000,002
Unaudited Interim [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member] | Convertible Promissory Notes [Member]
Subsequent Event (Textual)
Principal amount of notes | $	$ 612,250
Purchase price of notes | $	$ 575,000
Number of investors | Investors	2
Issuance date	Oct. 05, 2015
Annual interest rate	10.00%
Maturity date	Oct. 05, 2016
Repayment of funding calls | $	$ 250,000
Registration statement, description	$75,000 upon the filing of a registration statement with the Securities and Exchange Commission (the "SEC"), $50,000 upon receipt of the first round of comments from the SEC regarding the registrations statement, $100,000 upon the effectiveness of the registration statement, and at the Company's option, $100,000 thirty (30) days after the registration statement becomes effective.
Original debt discount | $	$ 28,750
Payments to purchase of securities purchase agreement and notes | $	$ 8,500
Percentage of conversion price	60.00%
Number of trading days	20 days
Percentage of redeemption principal balance	125.00%
Percentage of event of default	130.00%
Debt conversion, description	The Securities Purchase Agreements restricts the ability of the Purchasers to convert the Note and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.